Restructuring Activities (Tables)	12 Months Ended
Jul. 01, 2017
Operational Efficiency Plan
Restructuring Cost and Reserve [Line Items]
Summary of Restructuring Plan Charges and Related Liabilities
A summary of charges and related liabilities under the Company's Operational Efficiency Plan are as follows:

	Organizational Efficiency(1)	Technology Infrastructure(2)	Network Optimization(3)	Total
	(millions)
Balance as of June 27, 2015	$—	$—	$—	$—
Fiscal 2016 charges	40.4	—	3.5	43.9
Cash payments	(9.7)	—	—	(9.7)
Non-cash charges	(8.5)	—	(0.3)	(8.8)
Balance as of July 2, 2016	$22.2	$—	$3.2	$25.4
Fiscal 2017 charges	15.6	8.0	0.4	24.0
Cash payments	(23.3)	(7.7)	(3.0)	(34.0)
Non-cash charges	(7.9)	—	(0.6)	(8.5)
Balance at July 1, 2017	$6.6	$0.3	$—	$6.9

(1)
Organizational efficiency charges, recorded within SG&A expenses, primarily related to severance and related costs of corporate employees, accelerated depreciation associated with the retirement of information technology systems as well as consulting fees related to process and organizational optimization.

(2)	Technology infrastructure costs, recorded within SG&A expenses, related to the initial costs of replacing and updating the Company's core technology platforms.

(3)	Network optimization costs, recorded within SG&A expenses, related to lease termination costs.